Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2024
Critical Accounting Estimates And Judgements
Critical accounting estimates and judgements

2       Critical accounting estimates and judgements

The preparation of these consolidated financial statements requires the Group to make estimates, assumptions and judgments that can have a significant impact on the reported amounts of assets and liabilities, revenue and expenses and related disclosure of contingent assets and liabilities, at the respective dates of our financial statements. The Group bases its estimates, assumptions and judgments on historical experience and various other factors that we believe to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions. Management evaluates estimates, assumptions and judgments on a regular basis and makes changes accordingly and discusses critical accounting estimates with the board of Directors.

The following are considered to be critical accounting estimates:

Impairment of intangible assets not yet ready for use

Intangible assets not yet ready for use are tested for impairment at the cash generating unit level on an annual basis at the year end and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a cash generating unit below its carrying value. Impairment indications include events causing significant changes in any of the underlying assumptions used in valuing intangibles not ready for use. The key assumptions are the probability of success, the discount factor, the timing of future revenue flows, market penetration and peak sales assumptions, and expenditure required to complete development.

The fair value of each cash generating unit or asset is estimated using the income approach, on a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, including for revenues and development costs, estimation of the long-term rate of growth for the business, estimation of the useful life over which cash flows will occur and determination of our weighted-average cost of capital.

The carrying value of intangibles not yet ready for use was £5.6 million (2023: £2.9 million; 2022: £Nil) as at 31 December 2023 (note 11).

Management apply a further 20% sensitivity to the probability of success, this resulted in the following change in the fair value of the asset:

	% change in fair value
	2024 £’000	2023 £’000	2022 £’000
MTX228 tolimidone acquired IPRD*	41%	18%	n/a_
MTX230 eRapa acquired IPRD*	19%	n/a	n/a

Share-based payments

The Group accounts for share-based payment transactions for Directors and employees in accordance with IFRS 2 Share-based Payment, which requires the measurement of the cost of Director and employee services received in exchange for the options on our ordinary shares, based on the fair value of the award on the grant date.

The Directors selected the Black-Scholes-Merton option pricing model as the most appropriate method for determining the estimated fair value of our share-based awards without market conditions.

The resulting cost of an equity incentive award is recognised as an expense over the requisite service period of the award, which is usually the vesting period.

The assumptions used for estimating fair value for share-based payment transactions are disclosed in note 25 to our consolidated financial statements and are estimated as follows:

•	volatility is estimated based on the average annualised volatility of a number of publicly traded peer companies in the biotech sector;

•	the estimated life of the option is estimated to be until the first exercise period, which is typically the month after the option vests; and

•	the dividend return is estimated by reference to our historical dividend payments. Currently, this is estimated to be zero as no dividend has been paid in the prior periods.

Financial liabilities

Fair value through profit and loss (‘FVTPL’)

The Group has outstanding warrants in the ordinary share capital of the Company. The number of ordinary shares to be issued when exercised is fixed, however the exercise price is denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account.

The financial liability is valued using the either the Monte Carlo model or the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporates any interest paid on the financial liability and is included in the ‘finance income’ or ‘finance expense’ lines item in the income statement.

The assumptions used for estimating fair value for warrants transactions as disclosed in note 19 to our consolidated financial statements and are estimated as follows:

•	volatility is estimated based on the average annualised volatility of a number of publicly traded peer companies in the biotech sector;

•	the dilutive impact of the exercise of the warrants; and

•	the dividend return is estimated by reference to our historical dividend payments. Currently, this is estimated to be zero as no dividend has been paid in the prior periods.

The following are considered to be critical accounting judgments:

Income taxes

Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Judgment is required to determine the amount of deferred tax assets that can be recognised based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

In 2024, there were approximately £79.7 million of gross unutilised tax losses carried forward (2023: £73.4 million; 2023: £71.1 million). No deferred tax asset has been provided in respect of these losses as there was insufficient evidence to support their recoverability in future periods. The losses do not have an expiry date.

Going Concern – material uncertainty

The director’s considerations and judgement on going concern are set out in note 1.